Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
INTEREST INCOME
Loans, including fees	$ 4,531,390	$ 5,159,963	$ 13,691,565	$ 16,602,155
Investment securities	573,699	753,783	1,763,479	3,099,362
Federal funds sold & other earning assets	9,269	19,289	37,597	64,682
Total interest income	5,114,358	5,933,035	15,492,641	19,766,199
INTEREST EXPENSE
Time deposits	899,554	1,385,938	2,963,779	4,689,208
Other deposits	111,985	92,437	304,533	289,766
Federal funds purchased and securities sold under agreements to repurchase	33,135	31,649	97,850	99,206
FHLB advances and other borrowings	465,534	665,961	1,590,605	2,204,961
Total interest expense	1,510,208	2,175,985	4,956,767	7,283,141
Net interest income before provision for loan losses	3,604,150	3,757,050	10,535,874	12,483,058
Provision for loan losses	115,000	681,000	145,000	3,161,000
Net interest income after the provision for loan losses	3,489,150	3,076,050	10,390,874	9,322,058
NONINTEREST INCOME
Customer service fee	216,163	308,579	656,877	992,619
Net gains from sale of securities	59,671	1,058,549	107,413	1,698,136
Net gains from sale of loans and other assets	32,322	34,663	87,866	164,549
Other noninterest income	15,256	14,214	57,066	55,585
Total noninterest income	323,412	1,416,005	909,222	2,910,889
NONINTEREST EXPENSE
Salaries and employee benefits	1,458,951	1,525,311	4,503,489	4,679,871
Net occupancy and equipment expense	361,513	397,461	1,118,127	1,121,150
Depository insurance	233,587	385,722	797,747	915,365
Foreclosed assets, net	306,860	905,504	1,384,935	1,898,022
Other operating expense	715,858	995,082	2,346,493	2,879,029
Total noninterest expense	3,076,769	4,209,080	10,150,791	11,493,437
Income before provision for income taxes	735,793	282,975	1,149,305	739,510
Provision for income taxes	212,125	69,301	232,075	163,903
Net income	523,668	213,674	917,230	575,607
Preferred stock dividend requirements	118,013	0	303,413	0
Accretion on preferred stock discount	13,419	0	22,419	0
Net income available to common shareholders	$ 392,236	$ 213,674	$ 591,398	$ 575,607
EARNINGS PER COMMON SHARE
Basic net income per common share (in dollars per share)	$ 0.06	$ 0.03	$ 0.09	$ 0.09
Diluted net income per common share (in dollars per share)	$ 0.06	$ 0.03	$ 0.09	$ 0.09
DIVIDENDS DECLARED PER COMMON SHARE (in dollars per share)	$ 0	$ 0	$ 0	$ 0